Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Sep. 30, 2024		Sep. 30, 2023
Income Statement [Abstract]
Revenues	$ 49,316				$ 49,316
Cost of revenue	76,005				76,005
Gross profit (loss)	(26,689)				(26,689)
Operating expenses:
General and administrative expenses	1,672,011		2,012,938		2,877,016		16,328,960		17,438,014		1,225,501
Share compensation expense	19,200,000				19,200,000
Total operating expenses	20,872,011		2,012,938		22,077,016		16,328,960		17,438,014		1,225,501
Loss from operations	(20,898,700)		(2,012,938)		(22,103,705)		(16,328,960)		(17,438,014)		(1,225,501)
Other income (expenses)
Interest income (expense), net	384,284		(5,282)		357,456		(362,484)		(375,782)		(616,398)
Other expenses, net	(987,541)		(311)		(1,021,886)		(1,363)		(1,511)
Total other expenses, net	(603,257)		(5,593)		(664,430)		(363,847)		(377,293)		(616,398)
Loss before income tax	(21,501,957)		(2,018,531)		(22,768,135)		(16,692,807)		(17,815,307)		(1,841,899)
Income tax expense
Net loss	(21,501,957)		(2,018,531)		(22,768,135)		(16,692,807)		(17,815,307)		(1,841,899)
Foreign currency translation adjustment	(147,962)		(20,352)		52,674		(194,321)		(341,340)		123,998
Total comprehensive loss attributable to ordinary shareholders	$ (21,649,919)		$ (2,038,883)		$ (22,715,461)		$ (16,887,128)		$ (18,156,647)		$ (1,717,901)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	2,461,191	[1]	2,445,647	[1]	2,456,833	[1]	2,355,100	[1]	142,675,373	[2]	137,750,000	[2],[3]
Diluted (in Shares)	2,461,191	[1]	2,445,647	[1]	2,456,833	[1]	2,355,100	[1]	142,675,373	[2]	137,750,000	[2],[3]
Loss per share ordinary share
Basic (in Dollars per share)	$ (8.74)	[1]	$ (0.83)	[1]	$ (9.27)	[1]	$ (7.09)	[1]	$ (0.12)		$ (0.01)
Diluted (in Dollars per share)	$ (8.74)	[1]	$ (0.83)	[1]	$ (9.27)	[1]	$ (7.09)	[1]	$ (0.12)		$ (0.01)

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4
[3]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4